COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Lease
Rent-free term	2 months
Aggregate minimum annual lease commitments under non cancellable operating lease
2015	$ 106
2016	111
2017	116
Total minimum lease payments	333
Rent expense under operating lease agreement
Rent expense	69	$ 69
Guarantees
Restricted cash	80	80	$ 97
Maximum
Lease inducements
Leasehold improvement allowance	174
Canton facility lease reimbursable allowance
Lease inducements
Reimbursable improvement allowance	$ 164
Interest rate (as a percent)	8.00%
Term	36 months
Stand-by letter of credit
Guarantees
Restricted cash	$ 80	$ 80